Other financial investments measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Other financial investments measured at fair value through profit or loss
Other financial investments measured at fair value through profit or loss

23. Other financial investments measured at fair value through profit or loss

The following is a summary of other financial investments measured at fair value through profit or loss :

		As of January 1,	As of December 31,
	Note	2022	2022	2023	2024
		RMB	RMB	RMB	RMB
Investments in ordinary shares and preferred shares	(i)	845,822	853,934	1,318,573	2,096,140
— Investment in Kargobot’s shares (Note 6)		—	—	528,709	688,300
— Others		845,822	853,934	789,864	1,407,840
Investments in limited partnerships	(ii)	1,227,333	1,300,119	1,225,642	1,147,455
Other investments		1,532,803	685,707	342,504	358,464
— Convertible Note of Chengxin	(iii)	673,357	—	—	—
— Others		859,446	685,707	342,504	358,464
Total		3,605,958	2,839,760	2,886,719	3,602,059
(i)	Investments in ordinary shares and preferred shares

The ordinary shares investments include investments in both listed companies and unlisted companies. The fair values of investment in the listed companies are determined based on the closing prices quoted in active markets (Level 1: quoted price in active markets). The fair values of investment in unlisted companies are measured using a valuation technique with unobservable inputs and hence classified as Level 3 of the fair value hierarchy.

The preferred shares investments are investments in convertible redeemable preferred shares or ordinary shares with preferential rights. The Group has the right to require and demand the investees to redeem all of the shares held by the Group at guaranteed predetermined fixed amount upon redemption events which are out of control of issuers. Hence, these investments are accounted for as debt instruments and are measured as financial assets at FVTPL.

Refer to Note 4.3.4 for the major assumptions used in the valuation for investments in ordinary shares and preferred shares of unlisted companies.

(ii)	Investments in limited partnerships

Management had assessed the level of influence that the Group was able to exercise on certain financial assets measured at FVTPL with shareholding exceeding 20%. Since these investments were interests in limited partnerships without significant influence, they are classified as financial intruments and are measured at FVTPL.

(iii)	Investment in Chengxin

The Group has investment in ordinary shares and Convertible Note of Chengxin (collectively, the “Investment in Chengxin”) as of December 31, 2021. Given the Group had the ability to exercise significant influence over Chengxin, the Group accounted for the ordinary share investment in Chengxin using the equity method and applied fair value accounting on the Convertible Note of Chengxin.

Considering the adverse impact on Chengxin’s operating and financial performance in 2022, the shareholders of Chengxin decided not to continue to operate the community group buying business. As a shareholder of Chengxin, the Group received its share of Chengxin’s assets of RMB1,935,171 upon the completion of the distribution in July 2022 in accordance with the distribution sequences outlined in the agreements signed between Chengxin and external investors and the Group in 2021. The difference of RMB1,172,541 between the distributions received and the investment balance at the distribution date was recorded in investment income (loss), net in the consolidated income statement in 2022.